Supplemental Disclosures (Schedule Of Accumulated Other Comprehensive Loss - Deferred Tax Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Foreign currency translation adjustments and other	$ 8,181	$ (730)	$ (14,421)	$ 3,210	$ (449)
Unrealized holding gain on marketable securities	0	2,820	(11,010)	15,324	2,667
Unrealized holding gain on cash flow derivatives	0	8,774	28,759	30,074	20,157
Total increase in deferred tax liabilities	$ 8,181	$ 10,864	$ 3,328	$ 48,608	$ 22,375